NET INCOME (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Undistributed earnings allocated to participating securities	(756,606)	—
Net income (loss) attributable to common stockholders	$10,506,866	$(30,756,144)

Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Convertible promissory note interest	155,786	—
Less: Convertible promissory note change in fair value	(48,468,678)	—
Net loss attributable to common stockholders, diluted	$(37,049,420)	$(30,756,144)

Denominator:
Weighted average common stock outstanding, basic	137,333,802	119,999,989
Net income (loss) per share attributable to common stockholders, basic	$0.08	$(0.26)
Weighted average common stock outstanding, basic	137,333,802	—
Effect of potentially dilutive convertible promissory notes	5,053,849	—
Total potentially dilutive securities	5,053,849	—
Weighted average common stock outstanding, diluted	142,387,651	119,999,989
Net loss per share attributable to common stockholders - basic and diluted	$(0.26)	$(0.26)

	For the year ended
	December 31, 2023			December 31, 2022
	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(19,134)	$(44,186)	$(4,005)	$3,172,916	$133,355	$1,102,090

Denominator:
Weighted average shares outstanding	5,333,742	12,317,077	1,116,256	34,500,000	1,450,000	11,983,333

Basic and diluted net (loss) income per share	$0.00	$0.00	$0.00	$0.09	$0.09	$0.09

SCHEDULE OF ANTI-DILUTIVE NET LOSS PER SHARE

	March 31,
	2024	2023
Outstanding restricted stock units (a)	3,751,622	10,355,527
Restricted Stock	19,348,954
Public warrants	17,250,000	—
Private warrants	725,000	—
Convertible promissory notes (b)	—	2,946,336
Earnout Shares	24,500,000	—
Total	65,575,576	13,301,863

(a)	As of March 31, 2024, there were an additional 7,148,506 restricted stock units that had vested but had not been legally settled into common stock and therefore were included in the basic net income per share. See Note 8 for additional information.
(b)	The number of shares were determined based on the conversion upon maturity provisions in the convertible promissory note agreements, dividing the conversion amount (principal plus accrued interest) by three times the estimated fair value of the Company’s common stock derived from the Company’s most recently completed convertible promissory notes valuation as of the balance sheet date.